FRANKLIN MULTI-ASSET GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	April 30, 2023

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 98.2%
DOMESTIC EQUITY - 57.8%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		437,247	$49,124,721
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		2,264,105	26,105,131
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		2,509,917	44,224,731
ClearBridge Small Cap Fund, Class IS Shares		153,432	9,063,202
Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,782,965	19,327,341
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		3,762,901	107,807,124
ClearBridge Large Cap Growth Fund, Class IS Shares		1,032,185	56,821,811
ClearBridge Small Cap Growth Fund, Class IS Shares		230,485	8,933,601	*
Franklin U.S. Large Cap Equity Fund, Class IS Shares		5,796,173	103,171,873

TOTAL DOMESTIC EQUITY			424,579,535

FOREIGN EQUITY - 25.8%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		479,045	29,202,576
Franklin Global Market Neutral Fund, Class IS Shares		585,569	5,381,381
Franklin International Equity Fund, Class IS Shares		2,960,955	48,944,592
Martin Currie Emerging Markets Fund, Class IS Shares		3,195,970	38,894,952
Legg Mason Partners Investment Trust - Franklin Global Dividend Fund, Class IS Shares		5,039,857	67,130,894

TOTAL FOREIGN EQUITY			189,554,395

DOMESTIC FIXED INCOME - 7.9%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		3,586,501	39,128,731
Western Asset Core Plus Bond Fund, Class IS Shares		1,500,347	14,418,337
Western Asset High Yield Fund, Class IS Shares		702,776	4,757,795

TOTAL DOMESTIC FIXED INCOME			58,304,863

HYBRID - 6.0%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		4,593,240	43,681,709

FOREIGN FIXED INCOME - 0.7%
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		464,898	5,430,010

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $636,354,391)			721,550,512

	RATE
SHORT-TERM INVESTMENTS - 1.9%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $13,993,920)	4.801%	13,993,920	13,993,920	(b)

TOTAL INVESTMENTS - 100.1% (Cost - $650,348,311)			735,544,432
Liabilities in Excess of Other Assets - (0.1)%			(817,202)

TOTAL NET ASSETS - 100.0%			$734,727,230

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2023 Quarterly Report	1

FRANKLIN MULTI-ASSET GROWTH FUND

Schedules of investments (unaudited) (cont’d)	April 30, 2023

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Multi-Asset Allocation Funds 2023 Quarterly Report

FRANKLIN MULTI-ASSET MODERATE GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	April 30, 2023

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 98.2%
DOMESTIC EQUITY - 51.0%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		234,699	$26,368,424
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		1,258,719	14,513,030
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		1,352,298	23,827,490
ClearBridge Small Cap Fund, Class IS Shares		82,902	4,897,031
Franklin U.S. Small Cap Equity Fund, Class IS Shares		965,169	10,462,428
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,992,444	57,083,513
ClearBridge Large Cap Growth Fund, Class IS Shares		555,357	30,572,392
ClearBridge Small Cap Growth Fund, Class IS Shares		131,752	5,106,722	*
Franklin U.S. Large Cap Equity Fund, Class IS Shares		3,104,950	55,268,103

TOTAL DOMESTIC EQUITY			228,099,133

FOREIGN EQUITY - 23.3%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		254,241	15,498,518
Franklin Global Market Neutral Fund, Class IS Shares		713,820	6,560,004
Franklin International Equity Fund, Class IS Shares		1,531,502	25,315,720
Martin Currie Emerging Markets Fund, Class IS Shares		1,702,472	20,719,079
Legg Mason Partners Investment Trust - Franklin Global Dividend Fund, Class IS Shares		2,708,042	36,071,120

TOTAL FOREIGN EQUITY			104,164,441

DOMESTIC FIXED INCOME - 14.2%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		3,593,433	39,204,356
Western Asset Core Plus Bond Fund, Class IS Shares		2,136,522	20,531,972
Western Asset High Yield Fund, Class IS Shares		581,854	3,939,154

TOTAL DOMESTIC FIXED INCOME			63,675,482

HYBRID - 6.0%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		2,800,051	26,628,490

FOREIGN FIXED INCOME - 3.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		1,073,298	9,734,811
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		566,927	6,621,707

TOTAL FOREIGN FIXED INCOME			16,356,518

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $398,460,560)			438,924,064

	RATE
SHORT-TERM INVESTMENTS - 1.9%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $8,622,232)	4.801%	8,622,232	8,622,232	(b)

TOTAL INVESTMENTS - 100.1% (Cost - $407,082,792)			447,546,296
Liabilities in Excess of Other Assets - (0.1)%			(403,370)

TOTAL NET ASSETS - 100.0%			$447,142,926

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2023 Quarterly Report	3

FRANKLIN MULTI-ASSET MODERATE GROWTH FUND

Schedules of investments (unaudited) (cont’d)	April 30, 2023

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	Franklin Multi-Asset Allocation Funds 2023 Quarterly Report

FRANKLIN MULTI-ASSET CONSERVATIVE GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	April 30, 2023

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 98.4%
DOMESTIC EQUITY - 37.4%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		108,493	$12,189,239
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		579,299	6,679,318
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		613,888	10,816,698
ClearBridge Small Cap Fund, Class IS Shares		37,375	2,207,726
Franklin U.S. Small Cap Equity Fund, Class IS Shares		437,816	4,745,925
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		899,610	25,773,833
ClearBridge Large Cap Growth Fund, Class IS Shares		252,789	13,916,029
ClearBridge Small Cap Growth Fund, Class IS Shares		56,884	2,204,821	*
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,395,686	24,843,216

TOTAL DOMESTIC EQUITY			103,376,805

DOMESTIC FIXED INCOME - 26.2%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		4,117,484	44,921,749
Western Asset Core Plus Bond Fund, Class IS Shares		2,390,630	22,973,954
Western Asset High Yield Fund, Class IS Shares		643,380	4,355,683

TOTAL DOMESTIC FIXED INCOME			72,251,386

FOREIGN EQUITY - 18.6%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		110,362	6,727,658
Franklin Global Market Neutral Fund, Class IS Shares		885,560	8,138,301
Franklin International Equity Fund, Class IS Shares		612,679	10,127,588
Martin Currie Emerging Markets Fund, Class IS Shares		791,878	9,637,151
Legg Mason Partners Investment Trust - Franklin Global Dividend Fund, Class IS Shares		1,259,147	16,771,841

TOTAL FOREIGN EQUITY			51,402,539

FOREIGN FIXED INCOME - 10.2%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		2,205,921	20,007,708
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		702,877	8,209,602

TOTAL FOREIGN FIXED INCOME			28,217,310

HYBRID - 6.0%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		1,736,791	16,516,880

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $254,304,679)			271,764,920

	RATE
SHORT-TERM INVESTMENTS - 1.7%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $4,701,252)	4.801%	4,701,252	4,701,252	(b)

TOTAL INVESTMENTS - 100.1% (Cost - $259,005,931)			276,466,172
Liabilities in Excess of Other Assets - (0.1)%			(299,760)

TOTAL NET ASSETS - 100.0%			$276,166,412

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2023 Quarterly Report	5

FRANKLIN MULTI-ASSET CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited) (cont’d)	April 30, 2023

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

6	Franklin Multi-Asset Allocation Funds 2023 Quarterly Report

FRANKLIN MULTI-ASSET DEFENSIVE GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	April 30, 2023

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.1%
DOMESTIC FIXED INCOME - 38.5%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,371,136	$25,869,098
Western Asset Core Plus Bond Fund, Class IS Shares		1,370,291	13,168,496
Western Asset High Yield Fund, Class IS Shares		373,724	2,530,107

TOTAL DOMESTIC FIXED INCOME			41,567,701

DOMESTIC EQUITY - 23.8%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		27,256	3,062,243
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		148,944	1,717,324
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		156,863	2,763,920
ClearBridge Small Cap Fund, Class IS Shares		9,623	568,433
Franklin U.S. Small Cap Equity Fund, Class IS Shares		111,540	1,209,091
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		218,908	6,271,726
ClearBridge Large Cap Growth Fund, Class IS Shares		65,309	3,595,285
ClearBridge Small Cap Growth Fund, Class IS Shares		14,361	556,623	*
Franklin U.S. Large Cap Equity Fund, Class IS Shares		336,633	5,992,069

TOTAL DOMESTIC EQUITY			25,736,714

FOREIGN FIXED INCOME - 16.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		1,459,053	13,233,609
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		416,091	4,859,937

TOTAL FOREIGN FIXED INCOME			18,093,546

FOREIGN EQUITY - 14.1%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		24,122	1,470,474
Franklin Global Market Neutral Fund, Class IS Shares		533,383	4,901,788
Franklin International Equity Fund, Class IS Shares		111,376	1,841,045
Martin Currie Emerging Markets Fund, Class IS Shares		208,287	2,534,856
Legg Mason Partners Investment Trust - Franklin Global Dividend Fund, Class IS Shares		340,228	4,531,834

TOTAL FOREIGN EQUITY			15,279,997

HYBRID - 6.0%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		685,203	6,516,279

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $103,965,124)			107,194,237

	RATE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,081,705)	4.801%	1,081,705	1,081,705	(b)

TOTAL INVESTMENTS - 100.1% (Cost - $105,046,829)			108,275,942
Liabilities in Excess of Other Assets - (0.1)%			(136,263)

TOTAL NET ASSETS - 100.0%			$108,139,679

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2023 Quarterly Report	7

FRANKLIN MULTI-ASSET DEFENSIVE GROWTH FUND

Schedules of investments (unaudited) (cont’d)	April 30, 2023

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

8	Franklin Multi-Asset Allocation Funds 2023 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

9

Notes to Schedules of Investments (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$721,550,512	—	—	$721,550,512
Short-Term Investments†	13,993,920	—	—	13,993,920

Total Investments	$735,544,432	—	—	$735,544,432

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$438,924,064	—	—	$438,924,064
Short-Term Investments†	8,622,232	—	—	8,622,232

Total Investments	$447,546,296	—	—	$447,546,296

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$271,764,920	—	—	$271,764,920
Short-Term Investments†	4,701,252	—	—	4,701,252

Total Investments	$276,466,172	—	—	$276,466,172

†	See Schedule of Investments for additional detailed categorizations.

10

Notes to Schedules of Investments (unaudited) (cont’d)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$107,194,237	—	—	$107,194,237
Short-Term Investments†	1,081,705	—	—	1,081,705

Total Investments	$108,275,942	—	—	$108,275,942

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2023. The following transactions were effected in such Underlying Funds for the period ended April 30, 2023.

Growth Fund	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares	$50,859,086	—	—	$3,060,000	27,220	$(11,064)	—	$1,336,699	$49,124,721
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	27,969,395	—	—	—	—	—	—	(1,864,264)	26,105,131
BrandywineGLOBAL -Diversified US Large Cap Value Fund, Class IS Shares	45,959,029	$590,000	33,676	—	—	—	—	(2,324,298)	44,224,731
ClearBridge Small Cap Fund, Class IS Shares	9,402,129	430,000	7,209	—	—	—	—	(768,927)	9,063,202
Franklin U.S. Small Cap Equity Fund, Class IS Shares	20,343,245	795,000	72,011	—	—	—	—	(1,810,904)	19,327,341
ClearBridge Appreciation Fund, Class IS Shares	107,043,191	—	—	3,025,000	108,462	(17,353)	—	3,806,286	107,807,124
ClearBridge Large Cap Growth Fund, Class IS Shares	59,265,220	—	—	6,425,000	121,059	84,403	—	3,897,188	56,821,811
ClearBridge Small Cap Growth Fund, Class IS Shares	9,657,296	—	—	75,000	1,885	7,295	—	(655,990)	8,933,601
Franklin U.S. Large Cap Equity Fund, Class IS Shares	105,426,871	—	—	2,750,000	156,784	144,537	—	350,465	103,171,873
ClearBridge International Growth Fund, Class IS Shares	30,104,777	—	—	2,205,000	36,978	291,059	—	1,011,740	29,202,576
Franklin Global Market Neutral Fund, Class IS Shares	5,259,365	70,000	7,617	—	—	—	—	52,016	5,381,381
Franklin International Equity Fund, Class IS Shares	52,236,018	—	—	4,165,000	261,501	(33,346)	—	906,920	48,944,592
Martin Currie Emerging Markets Fund, Class IS Shares	46,181,079	—	—	4,500,000	375,653	(180,633)	—	(2,605,494)	38,894,952
Franklin Global Dividend Fund, Class IS Shares	66,486,928	488,903	37,464	500,000	38,314	(13,410)	$488,903	668,473	67,130,894
Western Asset Core Bond Fund, Class IS Shares	34,679,986	4,811,172	442,350	—	—	—	311,172	(362,427)	39,128,731
Western Asset Core Plus Bond Fund, Class IS Shares	12,966,887	1,698,517	175,844	—	—	—	133,518	(247,067)	14,418,337
Western Asset High Yield Fund, Class IS Shares	4,821,549	88,280	12,998	—	—	—	88,281	(152,034)	4,757,795

11

Notes to Schedules of Investments (unaudited) (cont’d)

Growth Fund (cont’d)	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
		Cost	Shares	Proceeds	Shares
Franklin Strategic Real Return Fund, Class IS Shares	$42,589,031	$1,660,000	175,291	—	—	—	—	$(567,322)	$43,681,709
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	5,531,304	40,801	3,502	$95,000	8,155	$(5,627)	$40,801	(41,468)	5,430,010

	$736,782,386	$10,672,673		$26,800,000		$265,861	$1,062,675	$629,592	$721,550,512

Moderate Growth Fund	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares	$27,677,591	—	—	$1,995,000	18,064	$(41,098)	—	$726,931	$26,368,424
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	15,549,459	—	—	—	—	—	—	(1,036,429)	14,513,030
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	25,098,650	—	—	—	—	—	—	(1,271,160)	23,827,490
ClearBridge Small Cap Fund, Class IS Shares	5,330,609	—	—	—	—	—	—	(433,578)	4,897,031
Franklin U.S. Small Cap Equity Fund, Class IS Shares	11,158,142	$295,000	26,721	—	—	—	—	(990,714)	10,462,428
ClearBridge Appreciation Fund, Class IS Shares	57,435,718	—	—	2,365,000	84,797	(13,568)	—	2,026,363	57,083,513
ClearBridge Large Cap Growth Fund, Class IS Shares	32,317,808	—	—	3,940,000	73,517	110,165	—	2,084,419	30,572,392
ClearBridge Small Cap Growth Fund, Class IS Shares	5,475,628	—	—	—	—	—	—	(368,906)	5,106,722
Franklin U.S. Large Cap Equity Fund, Class IS Shares	57,280,447	—	—	2,275,000	129,406	128,405	—	134,251	55,268,103
ClearBridge International Growth Fund, Class IS Shares	15,991,771	—	—	1,185,000	19,872	148,970	—	542,777	15,498,518
Franklin Global Market Neutral Fund, Class IS Shares	6,471,005	25,000	2,721	—	—	—	—	63,999	6,560,004
Franklin International Equity Fund, Class IS Shares	27,047,544	—	—	2,190,000	137,070	(23,416)	—	481,592	25,315,720
Martin Currie Emerging Markets Fund, Class IS Shares	25,252,023	—	—	3,045,000	250,507	(76,327)	—	(1,411,617)	20,719,079
Franklin Global Dividend Fund, Class IS Shares	36,343,455	267,247	20,479	885,000	67,817	(4,246)	$267,247	349,664	36,071,120
Western Asset Core Bond Fund, Class IS Shares	37,537,587	2,506,568	230,545	430,000	40,339	(97,214)	326,555	(312,585)	39,204,356
Western Asset Core Plus Bond Fund, Class IS Shares	19,821,943	1,070,142	111,809	—	—	—	200,142	(360,113)	20,531,972
Western Asset High Yield Fund, Class IS Shares	3,991,938	73,091	10,761	—	—	—	73,091	(125,875)	3,939,154
Franklin Strategic Real Return Fund, Class IS Shares	26,213,764	765,000	80,781	—	—	—	—	(350,274)	26,628,490
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	9,898,508	62,305	6,885	150,000	16,575	(22,044)	62,305	(53,958)	9,734,811
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	6,804,600	50,193	4,308	175,000	15,021	(15,322)	50,193	(42,764)	6,621,707

	$452,698,190	$5,114,546		$18,635,000		$94,305	$979,533	$(347,977)	$438,924,064

12

Notes to Schedules of Investments (unaudited) (cont’d)

Conservative Growth Fund	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares	$13,103,331	—	—	$1,225,000	11,172	$(28,740)	—	$339,648	$12,189,239
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	7,156,312	—	—	—	—	—	—	(476,994)	6,679,318
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	11,756,253	—	—	350,000	19,531	(4,883)	—	(584,672)	10,816,698
ClearBridge Small Cap Fund, Class IS Shares	2,403,196	—	—	—	—	—	—	(195,470)	2,207,726
Franklin U.S. Small Cap Equity Fund, Class IS Shares	5,205,632	—	—	—	—	—	—	(459,707)	4,745,925
ClearBridge Appreciation Fund, Class IS Shares	26,560,851	—	—	1,685,000	60,999	(26,028)	—	924,010	25,773,833
ClearBridge Large Cap Growth Fund, Class IS Shares	15,062,690	—	—	2,125,000	40,317	22,710	—	955,629	13,916,029
ClearBridge Small Cap Growth Fund, Class IS Shares	2,468,544	—	—	100,000	2,513	68,912	—	(232,635)	2,204,821
Franklin U.S. Large Cap Equity Fund, Class IS Shares	26,415,206	—	—	1,675,000	95,856	87,047	—	15,963	24,843,216
Western Asset Core Bond Fund, Class IS Shares	44,164,531	$1,456,763	134,085	220,000	20,638	(51,585)	$381,748	(427,960)	44,921,749
Western Asset Core Plus Bond Fund, Class IS Shares	22,755,338	637,694	66,285	—	—	—	227,692	(419,078)	22,973,954
Western Asset High Yield Fund, Class IS Shares	4,439,527	81,144	11,947	25,000	3,693	(1,662)	81,136	(138,326)	4,355,683
ClearBridge International Growth Fund, Class IS Shares	6,810,290	—	—	380,000	6,372	46,655	—	250,713	6,727,658
Franklin Global Market Neutral Fund, Class IS Shares	8,108,111	—	—	50,000	5,441	(6,295)	—	86,485	8,138,301
Franklin International Equity Fund, Class IS Shares	10,634,567	—	—	700,000	43,371	58,641	—	134,380	10,127,588
Martin Currie Emerging Markets Fund, Class IS Shares	10,846,220	—	—	565,000	46,964	(15,004)	—	(629,065)	9,637,151
Franklin Global Dividend Fund, Class IS Shares	16,209,727	394,196	30,206	—	—	—	119,195	167,918	16,771,841
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	20,556,615	129,392	14,297	520,000	57,459	(76,420)	129,392	(81,879)	20,007,708
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	8,529,729	62,918	5,401	310,000	26,609	(27,142)	62,918	(45,903)	8,209,602
Franklin Strategic Real Return Fund, Class IS Shares	16,808,829	—	—	65,000	6,863	(24,092)	—	(202,857)	16,516,880

	$279,995,499	$2,762,107		$9,995,000		$22,114	$1,002,081	$(1,019,800)	$271,764,920

Defensive Growth Fund	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Core Bond Fund, Class IS Shares	$25,176,127	$1,223,511	112,563	$260,000	23,941	$(45,488)	$218,502	$(225,052)	$25,869,098
Western Asset Core Plus Bond Fund, Class IS Shares	12,882,393	524,365	54,418	—	—	—	129,364	(238,262)	13,168,496

13

Notes to Schedules of Investments (unaudited) (cont’d)

Defensive Growth Fund (cont’d)	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
		Cost	Shares	Proceeds	Shares
Western Asset High Yield Fund, Class IS Shares	$2,564,010	$46,946	6,913	—	—	—	$46,946	$(80,849)	$2,530,107
Franklin Growth Fund, Class R6 Shares	3,422,875	—	—	$450,000	4,003	$1,401	—	87,967	3,062,243
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	1,839,965	—	—	—	—	—	—	(122,641)	1,717,324
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	3,012,010	—	—	95,000	5,422	(5,639)	—	(147,451)	2,763,920
ClearBridge Small Cap Fund, Class IS Shares	634,931	—	—	15,000	251	(1,036)	—	(50,462)	568,433
Franklin U.S. Small Cap Equity Fund, Class IS Shares	1,369,288	—	—	40,000	3,623	(8,261)	—	(111,936)	1,209,091
ClearBridge Appreciation Fund, Class IS Shares	6,573,299	—	—	524,999	18,824	(3,012)	—	226,438	6,271,726
ClearBridge Large Cap Growth Fund, Class IS Shares	4,048,998	—	—	710,000	13,481	11,299	—	244,988	3,595,285
ClearBridge Small Cap Growth Fund, Class IS Shares	607,278	—	—	10,000	251	3,503	—	(44,158)	556,623
Franklin U.S. Large Cap Equity Fund, Class IS Shares	6,572,636	—	—	605,000	34,493	33,976	—	(9,543)	5,992,069
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	13,799,500	83,411	9,217	545,000	59,956	(76,744)	83,411	(27,558)	13,233,609
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	5,045,919	37,220	3,195	180,000	15,450	(15,759)	37,220	(27,443)	4,859,937
ClearBridge International Growth Fund, Class IS Shares	1,270,303	140,000	2,348	—	—	—	—	60,171	1,470,474
Franklin Global Market Neutral Fund, Class IS Shares	4,853,784	—	—	—	—	—	—	48,004	4,901,788
Franklin International Equity Fund, Class IS Shares	1,624,288	179,999	11,173	—	—	—	—	36,758	1,841,045
Martin Currie Emerging Markets Fund, Class IS Shares	2,787,076	—	—	90,000	7,264	291	—	(162,511)	2,534,856
Franklin Global Dividend Fund, Class IS Shares	4,454,497	32,756	2,510	—	—	—	32,756	44,581	4,531,834
Franklin Strategic Real Return Fund, Class IS Shares	6,824,215	—	—	215,001	22,703	(79,461)	—	(13,474)	6,516,279

	$109,363,392	$2,268,208		$3,740,000		$(184,930)	$548,199	$(512,433)	$107,194,237

14